UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                    7/25/11
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               41

Form 13F Information Table Value Total:         $153,697

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT & T, INC                      COMMON   00206R102      206          6569 SH       SOLE     2                                  6569
ACTUANT CORP.                    COMMON   00508X203     3763        140242 SH       SOLE     2                                140242
AMGEN INC                        COMMON   031162100     4823         82651 SH       SOLE     2                                 82651
AUTOZONE, INC.                   COMMON   053332102     6063         20563 SH       SOLE     2                                 20563
BED BATH & BEYOND                COMMON   075896100     5479         93870 SH       SOLE     2                                 93870
BRISTOL MYERS SQUIBB             COMMON   110122108      363         12543 SH       SOLE     2                                 12543
CORPORATE EXECUTIVE BD           COMMON   21988R102     3469         79472 SH       SOLE     2                                 79472
COSTAR GROUP INC                 COMMON   22160N109     5702         96195 SH       SOLE     2                                 96195
DEER CONSUMER PRODUCTS           COMMON   24379J200     1180        152300 SH       SOLE     2                                152300
ECOLAB INC.                      COMMON   278865100     6057        107440 SH       SOLE     2                                107440
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      250          5779 SH       SOLE     2                                  5779
EQT CORP                         COMMON   294549100      669         12744 SH       SOLE     2                                 12744
EXPEDITORS INTL WASH             COMMON   302130109     6222        121555 SH       SOLE     2                                121555
EXXON MOBIL CORP                 COMMON   30231G102      410          5032 SH       SOLE     2                                  5032
FASTENAL CO.                     COMMON   311900104     9477        263312 SH       SOLE     2                                263312
FEDERAL RLTY INVT TR             COMMON   313747206     2089         24530 SH       SOLE     2                                 24530
GENERAL  ELECTRIC                COMMON   369604103     4755        252140 SH       SOLE     2                                252140
GILEAD SCIENCES, INC             COMMON   375558103     1907         46053 SH       SOLE     2                                 46053
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     4875        236630 SH       SOLE     2                                236630
HOME DEPOT                       COMMON   437076102     2691         74288 SH       SOLE     2                                 74288
IHS INC CL A                     COMMON   451734107     6294         75455 SH       SOLE     2                                 75455
IBM CORP                         COMMON   459200101     1978         11531 SH       SOLE     2                                 11531
ISHARES EMERGING MRKTS           COMMON   464287234     6027        126622 SH       SOLE     2                                126622
ISHARES GLOBAL TECH              COMMON   464287291     4122         67510 SH       SOLE     2                                 67510
KULICKE & SOFFA                  COMMON   50124210      1025         92022 SH       SOLE     2                                 92022
LIBERTY GLOBAL CL A              COMMON   530555101     4587        101834 SH       SOLE     2                                101834
LIBERTY GLOBAL SER C             COMMON   530555309     2225         52097 SH       SOLE     2                                 52097
MSCI INC                         COMMON   55354G100     5664        150320 SH       SOLE     2                                150320
MEDTRONIC INC                    COMMON   585055106     4194        108844 SH       SOLE     2                                108844
MOLEX                            COMMON   608554101      317         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     6246        290798 SH       SOLE     2                                290798
NALCO HOLDING CO                 COMMON   62985Q101     4892        175910 SH       SOLE     2                                175910
PAYCHEX                          COMMON   704326107     5042        164132 SH       SOLE     2                                164132
POLYPORE INTL INC                COMMON   73179V103    11524        169873 SH       SOLE     2                                169873
PRAXAIR INC                      COMMON   74005P104     5622         51865 SH       SOLE     2                                 51865
RITCHIE BROS AUCTIONS            COMMON   767744105     5671        206297 SH       SOLE     2                                206297
SCHLUMBERGER LTD                 COMMON   806857108      320          3703 SH       SOLE     2                                  3703
SCIENTIFIC LEARNING              COMMON   808760102      250         78750 SH       SOLE     2                                 78750
SMARTHEAT INC                    COMMON   83172F104      279        219800 SH       SOLE     2                                219800
VERIZON COMMUNICATIONS           COMMON   92343V104      241          6486 SH       SOLE     2                                  6486
XINHAU 25                        COMMON   FXI           6727        156615 SH       SOLE     2                                156615
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